Other current assets	12 Months Ended
Dec. 31, 2022
Miscellaneous current assets [abstract]
Other current assets
17.
Other current assets

	As of December 31,
In thousands of USD	2022	2021	2020
Prepaid expenses	3,357	6,593	5,910
Deferred offering costs	—	—	503
Current financial assets (i)	4	4	4
Total	3,361	6,597	6,417

(i)
Refer to Note 27.